INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2025
EBP, Fully Benefit-Responsive Investment Contract [Abstract]
Investments Table
The Plan's investments, at March 31, are presented in the following table:

	2025	2024
Columbus McKinnon Corporation stock:
Number of shares	142,867	160,093
Cost	$1,846,989	$2,027,229
Fair value	$2,418,738	$6,847,178